LEASES (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease Assets [Abstract]
Operating lease cost ROU assets, net	$ 806,600		$ 806,600		$ 353,200	$ 507,100
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Assets		Assets		Assets	Assets
Total lease assets	$ 806,600		$ 806,600		$ 353,200	$ 507,100
Lease Liabilities [Abstract]
Operating lease liabilities, current	$ 276,900		$ 276,900		$ 160,300	$ 149,400
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current		Liabilities, Current		Liabilities, Current	Liabilities, Current
Operating lease liabilities, non-current	$ 530,300		$ 530,300		$ 201,600	$ 362,100
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities		Liabilities		Liabilities	Liabilities
Total lease liabilities	$ 807,200		$ 807,200		$ 361,900	$ 511,500
Lease Costs [Abstract]
Operating lease costs	66,700	$ 44,900	111,600	$ 89,700	179,500	104,700
Short-term lease costs	43,200	38,700	81,800	75,700
Total lease costs	109,900	$ 83,600	193,400	$ 165,400	179,500	104,700
Future Minimum Payments under Non-cancelable Leases for Operating Leases [Abstract]
2024 (remainder of)	159,300		159,300
2025	338,700		338,700		180,400
2026	189,200		189,200		185,800
2027	159,300		159,300		31,300
2028	66,300		66,300
Total future minimum lease payments	912,800		912,800		397,500
Amount representing interest	105,600		105,600		35,600
Present value of net future minimum lease payments	$ 807,200		$ 807,200		$ 361,900	$ 511,500